Shareholder Fees	Nov. 01, 2026 USD ($)
Institutional Class Prospectus | Potomac Managed Volatility Fund | Institutional Class Shares
Prospectus [Line Items]
Redemption Fee	$ 0
Institutional Class Prospectus | Potomac Tactical Rotation Fund | Institutional Class Shares
Prospectus [Line Items]
Redemption Fee	0
Institutional Class Prospectus | Potomac Tactical Opportunities Fund | Institutional Class Shares
Prospectus [Line Items]
Redemption Fee	0
Institutional Class Prospectus | Potomac Defensive Bull Fund | Institutional Class Shares
Prospectus [Line Items]
Redemption Fee	0
Institutional Class Prospectus | Potomac Tactically Passive Fund | Institutional Class Shares
Prospectus [Line Items]
Redemption Fee	0
Class R Prospectus | Potomac Managed Volatility Fund | Class R Shares
Prospectus [Line Items]
Redemption Fee	0
Class R Prospectus | Potomac Tactical Rotation Fund | Class R Shares
Prospectus [Line Items]
Redemption Fee	0
Class R Prospectus | Potomac Tactical Opportunities Fund | Class R Shares
Prospectus [Line Items]
Redemption Fee	0
Class R Prospectus | Potomac Defensive Bull Fund | Class R Shares
Prospectus [Line Items]
Redemption Fee	0
Class R Prospectus | Potomac Tactically Passive Fund | Class R Shares
Prospectus [Line Items]
Redemption Fee	$ 0